Schedule of Investments
(unaudited)
January 31, 2026
BlackRock Emerging Markets Fund, Inc.
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 3.4%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 2,703,275 $ 15,337,949
Lojas Renner SA
(a)
............. 5,183,687 14,764,803
Rede D'Or Sao Luiz SA
(b) (c)
....... 870,896 6,998,279
XP, Inc. , Class A .............. 1,642,924 32,053,447
69,154,478
Canada — 3.1%
Kinross Gold Corp. ............. 741,946 23,415,816
Pan American Silver Corp. ........ 737,481 40,266,462
63,682,278
Chile — 0.4%
Sociedad Quimica y Minera de Chile
SA , ADR
(a)
................ 117,538 9,031,620
China — 24.1%
Alibaba Group Holding Ltd. ....... 1,850,800 39,373,154
Alibaba Group Holding Ltd. , ADR ... 168,590 28,586,121
BOC Hong Kong Holdings Ltd. ..... 3,003,500 15,816,403
China Life Insurance Co. Ltd. , Class H 7,446,000 33,136,483
China Resources Land Ltd. ....... 4,909,000 19,224,564
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 496,800 25,023,699
Contemporary Amperex Technology Co.
Ltd. , Class H
(d)
.............. 263,600 16,447,988
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 469,400 16,868,741
Eastroc Beverage Group Co. Ltd. ,
Class H
(a)
................. 294,000 9,333,214
Kuaishou Technology
(b) (c)
......... 1,157,400 11,825,286
Meituan , Class B
(a) (b) (c)
........... 624,700 7,722,844
Midea Group Co. Ltd. , Class A ..... 1,244,500 13,875,308
Sany Heavy Industry Co. Ltd. , Class A 15,439,551 48,624,024
Sany Heavy Industry Co. Ltd. , Class
H , (Acquired 10/24/25 , cost
$ 13,626,836 )
(a) (e)
............ 4,921,000 14,999,318
Tencent Holdings Ltd. ........... 1,874,600 144,085,145
Xiaomi Corp. , Class B
(a) (b) (c)
....... 981,200 4,441,470
Zijin Mining Group Co. Ltd. , Class A . 858,100 4,793,358
Zijin Mining Group Co. Ltd. , Class H . 7,492,000 39,063,460
493,240,580
Greece — 0.9%
Alpha Bank SA ............... 3,871,513 18,532,797
Hong Kong — 1.8%
(a)
Futu Holdings Ltd. , ADR ......... 191,958 31,206,612
Zijin Gold International Co. Ltd. .... 212,700 5,892,653
37,099,265
Hungary — 2.5%
OTP Bank Nyrt. ............... 401,620 50,536,667
India — 9.8%
Apollo Hospitals Enterprise Ltd. .... 272,594 20,643,335
Bharti Airtel Ltd. ............... 638,532 13,694,577
Britannia Industries Ltd. ......... 138,556 8,827,367
CG Power & Industrial Solutions Ltd. . 1,389,292 8,851,188
Eicher Motors Ltd. ............. 169,600 13,144,192
HDFC Bank Ltd. .............. 2,481,808 25,094,244
ICICI Bank Ltd. ............... 1,780,940 26,255,736
Mahindra & Mahindra Ltd. ........ 695,571 25,972,436
Reliance Industries Ltd. ......... 1,113,497 16,919,515
UltraTech Cement Ltd. .......... 152,145 21,028,315
Varun Beverages Ltd. ........... 3,146,246 16,116,106
Security
Shares
Shares Value
India (continued)
Vishal Mega Mart Ltd.
(a)
.......... 3,758,101 $ 5,145,950
201,692,961
Indonesia — 1.1%
Aneka Tambang Tbk. ........... 16,190,300 3,985,798
Bank Central Asia Tbk. PT ........ 2,636,900 1,165,113
Bank Mandiri Persero Tbk. PT ..... 61,241,500 17,622,015
22,772,926
Mexico — 3.4%
BBB Foods, Inc. , Class A
(a) (d)
...... 350,226 12,219,385
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 73,088 20,092,622
Grupo Financiero Banorte SAB de CV ,
Class O .................. 3,390,684 38,332,424
70,644,431
Philippines — 0.4%
BDO Unibank, Inc. ............. 3,577,993 8,200,536
Poland — 2.0%
Bank Polska Kasa Opieki SA ...... 328,167 19,958,465
Powszechny Zaklad Ubezpieczen SA 1,020,136 20,072,540
40,031,005
Republic of Turkiye — 1.7%
Akbank TAS ................. 6,220,348 13,305,704
Eldorado Gold Corp.
(a)
.......... 265,397 11,386,548
Eldorado Gold Corp.
(a) (d)
......... 240,290 10,313,247
35,005,499
Russia — 0.0%
(a)(f)
Gazprom PJSC ............... 8,520,027 1,121
LUKOIL PJSC ................ 1,370,026 180
Novatek PJSC ................ 295,922 39
Sberbank of Russia PJSC ........ 6,788,060 893
T-Tekhnologii MKPAO , GDR
(c)
..... 25,066 4
2,237
Saudi Arabia — 0.8%
Al Rajhi Bank ................ 301,859 8,619,980
Rabigh Refining & Petrochemical Co.
(a)
4,372,958 8,298,008
16,917,988
Singapore — 0.5%
Sea Ltd. , ADR, Class A
(a)
......... 95,783 11,157,762
South Africa — 2.0%
Capitec Bank Holdings Ltd. ....... 104,202 27,977,588
Pepkor Holdings Ltd.
(b) (c)
......... 7,731,597 12,633,243
40,610,831
South Korea — 13.9%
HD Hyundai Electric Co. Ltd. ...... 37,019 22,679,497
KB Financial Group, Inc. ......... 212,622 19,901,254
Samsung Electronics Co. Ltd. ..... 827,935 91,465,936
Sanil Electric Co. Ltd.
(a)
.......... 93,967 9,533,081
SK Hynix, Inc. ................ 126,061 78,709,649
SK Square Co. Ltd.
(a)
........... 159,338 62,373,083
284,662,500
Taiwan — 19.6%
Accton Technology Corp. ........ 1,014,000 35,452,739
Alchip Technologies Ltd. ......... 304,000 29,846,549
ASE Technology Holding Co. Ltd. ... 2,036,000 18,928,916
Delta Electronics, Inc. ........... 703,000 26,828,131
Elite Material Co. Ltd. ........... 480,000 26,036,422
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 3,919,000 216,704,777

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Emerging Markets Fund, Inc.
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Taiwan (continued)
Wiwynn Corp. ................ 423,000 $ 47,414,976
401,212,510
Thailand — 0.3%
Krungthai Card PCL , NVDR ....... 5,737,800 5,217,773
United Arab Emirates — 1.7%
Aldar Properties PJSC .......... 6,064,704 15,854,421
Emaar Properties PJSC ......... 1,950,592 7,979,275
Salik Co. PJSC ............... 6,764,771 11,752,005
35,585,701
Total Common Stocks — 93.4%
(Cost: $ 1,393,535,965 ) ........................... 1,914,992,345
Preferred Securities
Preferred Stocks — 0.1%
Brazil — 0.1%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes
(a)
476,275 2,546,649
Total Preferred Securities — 0.1%
(Cost: $ 2,416,822 ) .............................. 2,546,649
Total Long-Term Investments — 93 .5%
(Cost: $ 1,395,952,787 ) ........................... 1,917,538,994
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.7%
(g)(h)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.82%
(i)
....... 26,976,529 $ 26,990,017
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.57% ...... 150,477,115 150,477,115
Total Short-Term Securities — 8 .7%
(Cost: $ 177,467,132 ) ............................. 177,467,132
Total Investments — 102.2%
(Cost: $ 1,573,419,919 ) ........................... 2,095,006,126
Liabilities in Excess of Other Assets — (2.2) % ............ (44,543,840)
Net Assets — 100.0% .............................. $ 2,050,462,286
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $14,999,318, representing 0.73% of its net assets as of period end, and an original cost of $13,626,836.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,031,498 $ 24,959,302
(a)
$ — $ (770) $ (13) $ 26,990,017 26,976,529 $ 442,626
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 300,161,444 — (149,684,332)
(a)
3 — 150,477,115 150,477,115 2,700,943 —
$ (767) $ (13) $ 177,467,132 $ 3,143,569 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Emerging Markets Fund, Inc.
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 255 03/20/26 $ 19,390 $ (413,302)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Bank Ltd. .............. JPMorgan Chase Bank NA USD 9,482,995 02/11/26 0.40% 1D OBFR01 Monthly $ 333,765
Contemporary Amperex Technology
Co. Ltd. ................ JPMorgan Chase Bank NA 6,305,119 02/10/26 0.00% 1D OBFR01 Monthly 172,433
FPT Corp. ................ HSBC Bank plc 10,261,047 02/10/28 0.90% 1D OBFR01 Monthly 985,902
Hong Kong Exchanges & Clearing
Ltd. ................... JPMorgan Chase Bank NA 28,210,872 02/10/26 0.55% 1D OBFR01 Monthly 269,861
Hongfa Technology Co. Ltd. ..... HSBC Bank plc 20,444,949 02/10/28 (0.15)% 1D OBFR01 Monthly (1,508,413)
NAURA Technology Group Co. Ltd. HSBC Bank plc 10,122,735 02/10/28 (0.15)% 1D OBFR01 Monthly (613,406)
Sany Heavy Industry Co. Ltd. .... HSBC Bank plc 10,528,333 02/10/28 (0.15)% 1D OBFR01 Monthly 275,710
Zijin Mining Group Co. Ltd. ..... HSBC Bank plc 22,697,477 02/10/28 (0.15)% 1D OBFR01 Monthly 1,692,173
Total long positions of equity swaps 1,608,025
Net dividends and financing fees (295,327)
Total equity swap contracts including dividends and financing fees $ 1,312,698
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Emerging Markets Fund, Inc.
5
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 69,154,478 $ — $ — $ 69,154,478
Canada ............................................. 63,682,278 — — 63,682,278
Chile ............................................... 9,031,620 — — 9,031,620
China ............................................... 45,454,862 447,785,718 — 493,240,580
Greece .............................................. — 18,532,797 — 18,532,797
Hong Kong ........................................... 31,206,612 5,892,653 — 37,099,265
Hungary ............................................. — 50,536,667 — 50,536,667
India ............................................... 8,827,367 192,865,594 — 201,692,961
Indonesia ............................................ — 22,772,926 — 22,772,926
Mexico .............................................. 70,644,431 — — 70,644,431
Philippines ........................................... — 8,200,536 — 8,200,536
Poland .............................................. — 40,031,005 — 40,031,005
Republic of Turkiye ...................................... 21,699,795 13,305,704 — 35,005,499
Russia .............................................. — — 2,237 2,237
Saudi Arabia .......................................... — 16,917,988 — 16,917,988
Singapore ............................................ 11,157,762 — — 11,157,762
South Africa ........................................... — 40,610,831 — 40,610,831
South Korea .......................................... — 284,662,500 — 284,662,500
Taiwan .............................................. — 401,212,510 — 401,212,510
Thailand ............................................. — 5,217,773 — 5,217,773
United Arab Emirates .................................... 11,752,005 23,833,696 — 35,585,701
Preferred Securities ....................................... 2,546,649 — — 2,546,649
Short-Term Securities
Money Market Funds ...................................... 177,467,132 — — 177,467,132
$ 522,624,991 $ 1,572,378,898 $ 2,237 $ 2,095,006,126
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 3,729,844 $ — $ 3,729,844
Liabilities
Equity contracts ........................................... (413,302) (2,417,146) — (2,830,448)
$ (413,302) $ 1,312,698 $ — $ 899,396
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
PJSC Public Joint Stock Company
SAB Special Assessment Bonds
Fair Value Hierarchy as of Period End (continued)